Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	FQF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2017
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017